Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Jun. 20, 2023
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2023